Notes Payable - Additional Information (Detail) (Restricted cash)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes payable secured, net book value of asset pledged	$ 70,336,363	436,409,000	152,166,000
Notes payable, bank commission	0	0	0